Note 7 - Property and Equipment - Components of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance, property and equipment	$ 8,278,170		$ 9,364,210
Balance, property and equipment	9,299,513		8,278,170	$ 9,364,210
Property and equipment (Note 7 and 21)	9,299,513		8,278,170	9,364,210
Equipment not ready for use [member]
Statement Line Items [Line Items]
Balance, property and equipment	581,074		602,830
Balance, property and equipment	3,142,153		581,074	602,830
Property and equipment (Note 7 and 21)	581,074		602,830	602,830
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, property and equipment	450,654		584,153
Balance, property and equipment	316,845		450,654	584,153
Property and equipment (Note 7 and 21)	450,654		584,153	584,153
Machinery and equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment	7,129,686		7,926,577
Additions, property and equipment				217,722
Disposals, property and equipment				(64,747)
Balance, property and equipment	5,606,228		7,129,686	7,926,577
Property and equipment (Note 7 and 21)	7,129,686		7,926,577	7,926,577
Office equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment	116,756		250,650
Balance, property and equipment	234,287		116,756	250,650
Property and equipment (Note 7 and 21)	116,756		250,650	250,650
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, property and equipment	4,139,627		1,955,664	550,759
Disposals, property and equipment	(458,823)	[1]		(43,620)	[2],[3]
Balance, property and equipment	6,149,408		4,139,627	1,955,664
Depreciation for the year, property and equipment	2,468,604		2,183,963	1,448,525
Property and equipment (Note 7 and 21)	4,139,627		1,955,664	550,759
Accumulated depreciation, amortisation and impairment [member] | Equipment not ready for use [member]
Statement Line Items [Line Items]
Balance, property and equipment
Disposals, property and equipment		[1]			[2],[3]
Balance, property and equipment
Depreciation for the year, property and equipment
Property and equipment (Note 7 and 21)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, property and equipment	216,688		83,189	3,104
Disposals, property and equipment		[1]		(3,104)	[2],[3]
Balance, property and equipment	350,497		216,688	83,189
Depreciation for the year, property and equipment	133,809		133,499	83,189
Property and equipment (Note 7 and 21)	216,688		83,189	3,104
Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment	3,665,782		1,808,308	523,198
Disposals, property and equipment	(455,158)	[1]		(34,940)	[2],[3]
Balance, property and equipment	5,411,757		3,665,782	1,808,308
Depreciation for the year, property and equipment	2,201,133		1,857,474	1,320,050
Property and equipment (Note 7 and 21)	3,665,782		1,808,308	523,198
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment	257,157		64,167	24,457
Disposals, property and equipment	(3,665)	[1]		(5,576)	[2],[3]
Balance, property and equipment	387,154		257,157	64,167
Depreciation for the year, property and equipment	133,662		192,990	45,286
Property and equipment (Note 7 and 21)	257,157		64,167	24,457
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, property and equipment	12,417,797		11,319,874	1,497,866
Additions, property and equipment	3,718,152		969,797	10,013,083	[3]
Disposals, property and equipment	(615,540)	[1]		(92,553)	[3]
Reclassification, property and equipment	(3,000)	[1]		(98,522)	[2],[3]
Effect of changes in foreign exchange rates, property and equipment	(68,488)		128,126
Balance, property and equipment	15,448,921		12,417,797	11,319,874
Property and equipment (Note 7 and 21)	12,417,797		11,319,874	1,497,866
Gross carrying amount [member] | Equipment not ready for use [member]
Statement Line Items [Line Items]
Balance, property and equipment	581,074		602,830
Additions, property and equipment	3,667,894		806,182	602,830	[3]
Disposals, property and equipment		[1]			[3]
Reclassification, property and equipment	(1,086,895)	[1]	(874,371)		[2],[3]
Effect of changes in foreign exchange rates, property and equipment	(19,920)		46,433
Balance, property and equipment	3,142,153		581,074	602,830
Property and equipment (Note 7 and 21)	581,074		602,830
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance, property and equipment	667,342		667,342	16,072
Additions, property and equipment				667,342	[3]
Disposals, property and equipment		[1]		(16,072)	[3]
Reclassification, property and equipment		[1]			[2],[3]
Effect of changes in foreign exchange rates, property and equipment
Balance, property and equipment	667,342		667,342	667,342
Property and equipment (Note 7 and 21)	667,342		667,342	16,072
Gross carrying amount [member] | Machinery and equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment	10,795,468		9,734,885	1,400,103
Additions, property and equipment			113,433	8,498,051	[3]
Disposals, property and equipment	(611,875)	[1]		(64,747)	[3]
Reclassification, property and equipment	881,221	[1]	874,371	(98,522)	[2],[3]
Effect of changes in foreign exchange rates, property and equipment	(46,829)		72,779
Balance, property and equipment	11,017,985		10,795,468	9,734,885
Property and equipment (Note 7 and 21)	10,795,468		9,734,885	1,400,103
Gross carrying amount [member] | Office equipment [member]
Statement Line Items [Line Items]
Balance, property and equipment	373,913		314,817	81,691
Additions, property and equipment	50,258		50,182	244,860	[3]
Disposals, property and equipment	(3,665)	[1]		(11,734)	[3]
Reclassification, property and equipment	202,674	[1]			[2],[3]
Effect of changes in foreign exchange rates, property and equipment	(1,739)		8,914
Balance, property and equipment	621,441		373,913	314,817
Property and equipment (Note 7 and 21)	$ 373,913		$ 314,817	$ 81,691

[1]	During 2018, $3,000 relating to certain property and equipment were reclassified to non-current assets held for sale and was sold in December 2018 while $156,717 was recorded as an impairment loss on the consolidated statements of operations and deficit (Note 21).
[2]	During 2016, $35,000 was reclassified to non-current assets held for sale and was sold in July 2016, while $63,522 was recorded as an impairment loss on the consolidated statements of operations and deficit (Note 21).
[3]	During 2016, the Company (a) reduced its operations in Toronto and disposed of $27,806 of its property and equipment for proceeds of $2,195 and recorded a loss on the disposal of property and equipment of $16,931. The Company disposed of an additional $64,747 of machinery and equipment at a loss of $29,807 (b) added $217,722 of new equipment, however, only $119,200 was purchased during the year, $98,522 was purchased in 2016 but was classified as a prepaid deposit as it was not placed in use at December 31, 2016 (c) through the acquisition of DenseLight and BB Photonics, the Company acquired $8,706,029 of leaseholds improvements, machinery and office equipment (d) purchased an additional $1,089,332 of machinery and office equipment at DenseLight, $602,830 of which has not yet been placed into service.